Petroleum and Natural Gas Sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Petroleum and natural gas sales from contracts with customers for the Company's Canadian and U.S. operating segments is set forth in the following table.

	Years Ended December 31
	2021			2020
	Canada	U.S.	Total	Canada	U.S.	Total
Light oil and condensate	$480,199	$585,635	$1,065,834	$296,125	$327,460	$623,585
Heavy oil	560,696	—	560,696	236,235	—	236,235
NGL	18,904	75,611	94,515	6,037	34,845	40,882
Natural gas sales	68,338	78,812	147,150	33,344	41,431	74,775
Total petroleum and natural gas sales	$1,128,137	$740,058	$1,868,195	$571,741	$403,736	$975,477